SIGNIFICANT ACCOUNTING POLICIES - Summary of annual rate of depreciation on property and equipment (Details)	12 Months Ended
Dec. 31, 2024
Building
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	4.00%
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements	us-gaap:UsefulLifeTermOfLeaseMember
Minimum | Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Minimum | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	10.00%
Maximum | Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	50.00%
Maximum | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%